Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Warrant liabilities [Abstract]
Schedule of Fair Value of the Warrant Liabilities	The fair value of the warrant liabilities presented below were measured using either a BSM valuation model. Significant inputs into the respective model at the inception and reporting period measurement dates are summarized as follows:
		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	Dec 31, 2023	Nov 2, 2028

Exercise Price	0.207	0.207	0.207
Warrant Expiration date	Nov 2, 2028	Nov 2, 2028	Nov 2, 2028
Stock Price	0.13	0.19	-
Interest Rate (Annual)	4.65%	3.39%	-
Volatility (Annual)	100.54%	106.6%	-
Time to Maturity (Years)	5	4.84	Expired
Calculated Value per Share	0.09	0.1421	-

Schedule of Warrant liabilities Fair value at Initial Measurement
Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value

November 2, 2023	34,991,886	0.09	$3,235,357
Loss on change of fair value of warrant liabilities	-	-	1,736,512
Fair value as of period ended Dec 31, 2023	34,991,886	0.1421	4,971,869